Financial assets at fair value through the income statement (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Disclosure of financial assets designated at fair value

	Mandatorily at fair value		Designated at fair value		Total
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Loans and advances	42,487	44,557	2,581	3,082	45,068	47,639
Debt securities	2,783	2,456	182	130	2,965	2,586
Equity securities	3,818	7,185	—	—	3,818	7,185
Reverse repurchase agreements and other similar secured lending	141,773	149,131	—	—	141,773	149,131
Other financial assets	110	110	—	—	110	110
Financial assets at fair value through the income statement	190,971	203,439	2,763	3,212	193,734	206,651

	2024		2023
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	80,218	96,316	68,261	82,820
Deposits	46,383	48,201	43,552	44,862
Repurchase agreements and other similar secured borrowing	155,606	156,180	185,716	186,593
Other financial liabilities	17	17	10	10
Financial liabilities designated at fair value	282,224	300,714	297,539	314,285

Disclosure of credit risk of loans and advances designated at fair value and related credit derivatives

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	2,581	3,081	(1)	3	(8)	(3)
Value mitigated by related credit derivatives	405	613	0	(5)	0	(5)